UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     March 31, 2007

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   52
Form 13F Information Table Value Total (Thousands):   $91,127

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM		68243Q106 239	  30690	   SH	     Sole		  30690
Alliance Data Systems Corporat	COM		018581108 4440	  72047	   SH	     Sole		  28364		43683
"Altiris, Inc."			COM	 	02148M100 595	  18067	   SH	     Sole		  5476		12591
"Altus Pharmaceuticals, Inc."	COM		02216N105 298	  19570	   SH	     Sole		  15345	 	4225
"Amazon.com, Inc."		COM		023135106 448	  11254	   SH	     Sole		  11254
Amdocs Ltd.			COM		G02602103 2530	  69356	   SH	     Sole		  66500		2856
AmeriSafe Inc.			COM		03071H100 804	  42643	   SH	     Sole		  15230		27413
"Anesiva, Inc."			COM		03460L100 103	  14950	   SH	     Sole		  3600		11350
"Atheros Communications, Inc."	COM		04743P108 533	  22272	   SH	     Sole		  18733		3539
Atmel Corp.			COM		049513104 141	  28000	   SH	     Sole				28000
Avocent Corporation		COM		053893103 687	  25455	   SH	     Sole		  25455
"Cbeyond, Inc."			COM		149847105 1686	  57482	   SH	     Sole		  25510		31972
"Cogent Communications Group, I"COM		19239V302 1181	  49983	   SH	     Sole		  32447		17536
Coley Pharmaceutical Group	COM		19388P106 712	  74301	   SH	     Sole		  1000		73301
"Crosstex Energy, Inc."		COM		22765Y104 3140	  109203   SH	     Sole		  109203
"DeCODE genetics, Inc."		COM		243586104 124	  33962	   SH	     Sole		  31215		2747
Du Pont 			COM		263534109 314	  6350	   SH	     Sole				6350
"EBay, Inc."			COM		278642103 23540	  710100   SH	     Sole		  695000	15100
Exact Sciences Corporation	COM		30063P105 35	  13068	   SH	     Sole		  6000		7068
"Foundation Coal Holdings, Inc."COM		35039W100 2730	  79497	   SH	     Sole		  21937		57560
"Gmarket, Inc. - ADR"		COM		38012G100 1343	  77327	   SH	     Sole		  56877		20450
"Google, Inc. - Cl A "		COM		38259P508 14156	  30897	   SH	     Sole		  27640		3257
HewlettPackard			COM		428236103 519	  12929	   SH	     Sole				12929
Hittite Microwave Corporation	COM		43365Y104 764	  19024	   SH	     Sole		  5071		13953
"Ikanos Communications, Inc."	COM		45173E105 745	  95822	   SH	     Sole		  95822
Internap Network Services Corp	COM		45885A300 530	  33671	   SH	     Sole		  15963		17708
"Juniper Networks, Inc."	COM		48203R104 2314	  117551   SH	     Sole		  109482	8068
"Keryx Biopharmaceuticals, Inc."COM		492515101 1138	  108200   SH	     Sole		  1800		106400
Linear Technology Corp.		COM		535678106 1592	  50400	   SH	     Sole		  21400		29000
"LoopNet, Inc."			COM		543524300 942	  55140	   SH	     Sole		  32460		22680
Memory Pharmaceuticals Corpora	COM		58606R403 42	  24912	   SH	     Sole		 		24912
"Microchip Technology, Inc."	COM		595017104 284	  8000	   SH	     Sole		  8000
Microsoft Corp.			COM		594918104 307	  11000	   SH	     Sole				11000
"Netflix, Inc."			COM		64110L106 215	  9250	   SH	     Sole		  3550		5700
"Neustar, Inc. Class A"		COM		64126X201 1285	  45200	   SH	     Sole		  1000		44200
"Occam Networks, Inc."		COM		67457P309 450	  40316	   SH	     Sole		  4748		35568
Plains Exploration & Productio	COM		726505100 1320	  29251	   SH	     Sole		  29251
Positron Corp.			COM		737397125 57	  489642   SH	     Sole				489642
"Riverbed Technology, Inc."	COM		768573107 1894	  68539	   SH	     Sole		  66639		1900
"SAVVIS, Inc."			COM		805423308 3294	  68796	   SH	     Sole				68796
STATS ChipPAC Ltd. - ADR	COM		85771T104 819	  68175	   SH	     Sole		  68175
"Salesforce.com, Inc."		COM		79466L302 2177	  50851	   SH	     Sole		  46000		4851
"SeaBright Insurance Holdings, "COM		811656107 518	  28177	   SH	     Sole		  5576		22601
Seagate Technology 		COM		G7945J104 2071	  88852	   SH	     Sole		  88852
Skyepharma Plc. (ADR shares)	COM		830808101 980	  175876   SH	     Sole		 		175876
"Somaxon Pharmaceuticals, Inc."	COM		834453102 138	  11341	   SH	     Sole		  11341
"SuperGen, Inc."		COM		868059106 295	  50009	   SH	     Sole				50009
Tempur-Pedic International Inc	COM		88023U101 1128	  43387	   SH	     Sole		  33181		10206
Trimble Navigation Ltd. 	COM		896239100 220	  8202	   SH	     Sole				8202
"VeriSign, Inc."		COM		92343E102 775	  30861	   SH	     Sole		  14641		16220
"Xenoport, Inc."		COM		98411C100 1121	  40251	   SH	     Sole		  1200		39051
"YaHoo!, Inc."			COM		984332106 3414	  109120   SH	     Sole		  103120	6000